                    SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. _94_                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. _94_                                               [X]

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering:  February 13, 2001

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [x] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Century
statement of
additional information

Growth Fund
Ultra(Reg.sm)Fund
Select Fund
Vista Fund
Heritage Fund
Balanced Fund
Tax-Managed Value Fund
Giftrust(Reg. sm)Fund
New Opportunities Fund
New Opportunities II Fund
High-Yield Fund
Veedot(Reg. sm) Fund

                                                               February 13, 2002
                                             American Century Mutual Funds, Inc.

     This  Statement of  Additional  Information  adds to the  discussion in the funds' Investor, Advisor, Institutional and C Class Prospectuses, dated February
13, 2002,  but is not a  prospectus.  The  Statement of  Additional  Information should be read in conjunction with the funds' current Prospectuses. If you would like a copy  of a  Prospectus,  please  contact  us at one of the  addresses  or telephone numbers listed on the back cover or visit American  Century's Web site at www.americancentury.com.

     This Statement of Additional Information  incorporates by reference certain information that appears in the funds' annual and semiannual reports,  which are delivered to all  investors.  You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

                                      American Century Investment Services, Inc.

TABLE OF CONTENTS
The Funds' History............................................................2
Fund Investment Guidelines....................................................3
   Growth, Ultra, Select, Vista, Heritage, Giftrust,

   Growth, Ultra, Select, Vista, Heritage, Tax-Managed Value, Giftrust,
   New Opportunities, New Opportunities II, Veedot and the

Taxes 47

THE FUNDS' HISTORY
American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On June 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this Statement of Additional
Information we refer to American Century Mutual Funds, Inc. as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

                              Investor Class                  Advisor Class

Fund                       Ticker Symbol    Inception Date    Ticker Symbol     Inception Date
Growth                     TWCGX            10/31/1958        TWRAX             06/04/1997
Ultra                      TWCUX            11/02/1981        TWUAX             10/02/1996
Select                     TWCIX            10/31/1958        TWCAX             08/08/1997
Vista                      TWCVX            11/25/1983        TWVAX             10/02/1996
Heritage                   TWHIX            11/10/1987        ATHAX             07/11/1997
Balanced                   TWBIX            11/20/1988        TWBAX             01/06/1997
Tax-Managed Value          ACTIX            03/01/1999        N/A               N/A
Giftrust                   TWGTX            11/25/1983        N/A               N/A
New Opportunities          TWNOX            12/26/1996        N/A               N/A
New Opportunities II       N/A              N/A               N/A               N/A
High-Yield                 ABHIX            09/30/1997        N/A               N/A
Veedot                     ABVIX            11/30/1999        N/A               N/A

Institutional Class           C Class

Fund                       Ticker Symbol    Inception Date    Ticker Symbol  Inception Date
Growth                     TWGIX            06/16/1997        N/A            N/A
Ultra                      TWUIX            11/14/1996        N/A            N/A
Select                     TWSIX            03/13/1997        N/A            N/A
Vista                      TWVIX            11/14/1996        N/A            N/A
Heritage                   ATHIX            06/16/1997        N/A            N/A
Balanced                   N/A              05/01/2000        N/A            N/A
Tax-Managed Value          N/A              N/A               N/A            N/A
Giftrust                   N/A              N/A               N/A            N/A
New Opportunities          N/A              N/A               N/A            N/A
New Opportunities II       N/A              N/A               N/A            N/A
High-Yield                 N/A              N/A               N/A            N/A
Veedot                     N/A              08/01/2000        N/A            N/A

FUND INVESTMENT GUIDELINES
This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 8. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund, other than Veedot, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Veedot is nondiversified.

Although Veedot's managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST, NEW OPPORTUNITIES, NEW
OPPORTUNITIES II AND VEEDOT

In general, within the restrictions outlined here and in the funds'
Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks, convertible debt securities and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in Table 1 on page 7, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the fund managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices, generally. However, should the funds' investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use stock index future contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage a fund's portfolios; so there is no greater market risk to the funds than if they purchase stocks. See Derivative Securities, page 10, Short-Term Securities, page
13 and Futures and Options, page 14.

BALANCED

In general, within the restrictions outlined here and in this fund's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the fund's portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United
States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in
Fund Investment Guidelines. The fund managers also may purchase foreign securities, convertible debt securities, equity-equivalent securities, non-leveraged stock index futures contracts and similar securities, and short-term securities. See Table 1, page 7.

The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3- to 10-year range. The managers will actively manage the portfolio, adjusting the portfolio's weighted average maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus. For a description of the fixed-income securities rating system, see Explanation of Fixed-Income Securities Ratings, on
page 53.

TAX-MANAGED VALUE

The fund managers will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The fund manager will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, notes, bonds and other debt securities. See Table 1.

HIGH-YIELD

The fund invests primarily in lower-rated, higher-yielding corporate bonds, debentures and notes, which are subject to greater credit risk and consequently offer higher yield. The fund also may purchase

o government securities
o zero-coupon, step-coupon and pay-in-kind securities
o convertible securities
o loan interests
o common stock or other equity-related securities (limited to 20%
  of fund assets)
o short-term securities

Up to 40% of the fund's assets may be invested in foreign securities. The fund also may purchase and sell interest rate futures contracts and related options. See Futures and Options, page 13.

The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's or D by S&P, or will be unrated securities that the managers deem of comparable quality. The fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield. The fund will not invest more than 10% of its total assets in securities rated lower than
B by both Moody's and S&P.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing. In the event of a default, the fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws also may have a greater negative impact on the market for lower quality securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the managers may elect to treat such securities as unrated debt.

Table 1

                                                 New
           Growth                           Opportunities II                  Tax-
            Ultra   Vista  High                  New                        Managed
           Select Heritage Yield            Opportunities Giftrust Balanced  Value  Veedot
Foreign
  Securities  X       X     40%                   X         X        X       X       X
 Convertible
  Debt
  Securities  X       X      X                    X         X        X       X       X
Short Sales   X       X      X                    X         X        X       X       X
 Portfolio
  Lending  33 1/3%  33 1/3% 33 1/3%           33 1/3%    33 1/3%   33 1/3%  33 1/3%  33 1/3%
 Derivative
  Securities  X       X      X                    X         X        X       X       X
 Investments in Companies with
  Limited Operating
  Histories  5%      10%    15%                  10%       10%      5%       X      10%
 Other
  Investment
  Companies  10%     10%    10%                  10%       10%      10%     10%     10%
 Repurchase
  Agreement   X       X      X                    X         X        X       X       X
 When-Issued and Forward
Commitment
  Agreements  X       X      X                    X         X        X       X       X
 Illiquid
  Securities 15%     15%    15%                  15%       15%      15%     15%     15%
 Restricted
  Securities  X       X      X                    X         X        X       X       X
 Short-Term
  Securities  X       X      X                    X         X        X       X       X

                                                 New
            Growth                    -    Opportunities II                  Tax-
            Ultra   Vista  High                  New                       Managed
           Select Heritage Yield            Opportunities Giftrust Balanced  Value  Veedot
 Futures
  & Options   X       X      X                    X         X        X       X       X
 Forward Currency
  Exchange
  Contracts   X       X      X                    X         X        X       X       X
Equity
  Equivalents X       X      X                    X         X        X       X       X
 Fixed Income Securities
   Municipal
    Notes                    X                                       X       X
   Municipal
    Bonds                    X                                       X       X
   Variable- and
    Floating-Rate
   Obligations               X                                       X       X
   Obligations with Term
    Puts Attached                                 X                          X       X
   Tender Option Bonds       X                                               X
  Zero-Coupon                X                                       X
  Inverse Floaters                                X                          X       X
  Loan Interests                      X

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1, page 7.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection.
Securities of foreign issuers may trade in the U.S. or foreign securities markets.

An unlimited portion of each fund's total assets may be invested in the securities of foreign issuers, except for High-Yield, which may invest up to 40%
of its assets in foreign securities.

Investments in foreign securities may present certain risks, including:

Currency Risk - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or
NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price will be maintained by the fund's custodian.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

o through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

o by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

o  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days, but not more than 120 days, later).

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

o Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o Commercial Paper

o Certificates of Deposit and Euro Dollar Certificates of Deposit

o Bankers' Acceptances

o Short-term notes, bonds,debentures or other debt instruments

o Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

o 3% of the total voting stock of any one investment company;

o 5% of the fund's total assets with respect to any one investment company; and

o 10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

o protect against a decline in market value of the fund's securities
  (taking a short futures position),

o protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

o provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges.
Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised. Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 10.
The funds expect to use forward currency contracts under two circumstances:

(1)  When the fund managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the fund managers would be able to enter into a forward currency contract to do so;
(2)  When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S.
dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the forward currency contract.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.
When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Each fund (except High-Yield) will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. Each fund's investments (except
High-Yield) in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.
Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the Foreign Securities section, page 8, are an example of the type of derivative security in which a fund might invest.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Some obligations with term puts attached may be issued by municipalities.
The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the funds'
investments. To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue
Service (IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.

The fund managers also take steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of the original issue discount and other noncash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Inverse Floaters

The funds may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every
     28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters.
The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests.

Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

Subject               Policy

Senior Securities  A fund may not issue senior securities, except as permitted under the Investment Company Act.

Borrowing          A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund"s total assets.

Lending            A fund may not lend any security or make any other loan if, as a result, more than 331/3% of the fund"s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate        A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration      A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting       A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities        A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control            A fund may not invest for purposes of exercising control over management.

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investmentrestriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their
services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies
In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject               Policy

Leveraging            A fund may not purchase additional investment securities
                      at any time during which outstanding borrowings exceed 5%
                      of the total assets of the fund.

Liquidity             A fund may not purchase any security or enter into a
                      repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities.
                      Illiquid securities include repurchase agreements not
                      entitling the holder to payment of principal and interest
                      within seven days, and securities that are illiquid by
                      virtue of legal or contractual restrictions on resale or
                      the absence of a readily available market.

Short                 Sales A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind
                      and amount to the securities sold short, and provided that transactions in futures contracts and options are not
                      deemed to constitute selling securities short.

Margin                A fund may not purchase securities on margin, except to
                      obtain such short-term credits as are necessary for the
                      clearance of transactions, and provided that margin
                      payments in connection with futures contracts and options
                      on futures contracts shall not constitute purchasing
                      securities on margin.

Futures and Options   A fund may enter into futures contracts and
                      write and buy put and call options relating to futures
                      contracts. A fund may not, however, enter into leveraged
                      futures transactions if it would be possible for the fund
                      to lose more money than it invested.

Issuers with          A fund may invest a portion of its assets in the
Limited Operating     securities of issuers with limited operating histories.
Histories             An issuer is considered to have a limited operating
                      history if that issuer has a record of less than three
                      years of continuous operation. Periods of capital
                      formation, incubation, consolidations, and research and
                      development may be considered in determining whether a
                      particular issuer has a record of three years of
                      continuous operation.

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights table in that fund's Prospectus.

Tax-Managed Value Fund

The fund managers of Tax-Managed Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding portfolio investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders. However, the fund managers may sell securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

Other Funds

With respect to each other fund, the managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Ultra, the lower portfolio turnover rate for 1999 resulted from a determination by fund managers that the current portfolio holdings were demonstrating a greater than average chance to increase in value over time. As a result, a fewer number of stocks were sold and purchased during 1999 than has been the fund's historical practice.

MANAGEMENT

The individuals listed in the table below serve as directors or officers of the funds. Directors listed as interested persons of the funds (as defined in the
Investment Company Act) are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American Century
Investment Management, Inc. (ACIM), and the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS).

The remaining directors, because they are not "interested" persons of the funds, are viewed as independent directors under the Investment Company Act provisions and SEC rules referencing such directors. More than two-thirds of the directors are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM and ACIS.

All persons named as officers of the funds also serve in similar capacities for the investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The officers listed in the following table are interested persons of the funds as described above.

                                                                                             Number of
                                                                                             Portfolios
                                                                                             in Fund
                                 Position(s)     Length                                      Complex        Other
                                 Held            of Time                                     Overseen       Directorships
                                 with            Served   Principal Occupation(s)            by             Held by
Name, Address (Age)              Fund            (years)  During Past 5 Years                Director       Director

Interested Directors

James E. Stowers, Jr.*           Director,       43       Chairman, Director and             38             Director, ACC
4500 Main Street                 Chairman                 controlling shareholder, ACC
Kansas City, MO 64111            of the                   Chairman , ACIM, ACSC and
(77)                             Board                    other ACC subsidiaries
                                                          Director, ACIM, ACSC and
                                                          other ACC subsidiaries(1)

James E. Stowers III*            Trustee,        11       Co-Chairman, ACC                   76
4500 Main Street                 Chairman                 (September 2000 to present)
Kansas City, MO 64111            of the                   Chief Executive Officer, ACC
(42)                             Board                    (June 1996 to September 2000)
                                                          Chief Executive
                                                          Officer, ACIM, ACSC
                                                          and other ACC
                                                          subsidiaries Director,
                                                          ACC, ACIM, ACSC and
                                                          other ACC subsidiaries
                                                          President, ACC
                                                          (January 1995 to June
                                                          1997) President, ACIM
                                                          and ACSC (April 1993
                                                          to August 1997)

Independent Directors

Thomas A. Brown                  Director        21       Strategic Account                  38
4500 Main Street                                          Implementation Manager,
Kansas City, MO 64111                                     Applied Industrial
(61)                                                      Technologies, Inc.,
                                                          a corporation engaged in
                                                          the sale of bearings and
                                                          power transmission products

Robert W. Doering, M.D.          Director        less     Retired, formerly a                38
4500 Main Street                 Emeritus (1)    than     general surgeon
Kansas City, MO 64111                            1 year
(68)

Andrea C. Hall, Ph.D.            Director        4        Senior Vice President,             38             Director, Midwest
4500 Main Street                                          Midwest Research Institute                        Research Institute
Kansas City, MO 64111
(56)

D.D. (Del) Hock                  Director        5        Retired, formerly Chairman,        38             Director, RMI.NET
4500 Main Street                                          Public Service Company                            Inc., Hathaway
Kansas City, MO 64111                                     of Colorado                                       Corporation and J.D.
(66)                                                                                                        Edwards & Company

Donald H. Pratt                  Director,       6        Chairman of the Board,             38             Director, Butler
4500 Main Street                 Vice                     Butler Manufacturing Company                      Manufacturing
Kansas City, MO 64111            Chairman                                                                   Company
(63)                             of the                                                                     Director, Atlas-.
                                 Board                                                                      Copco, North
America Inc
Gale E. Sayers                   Director        1        President, Chief Executive         38
4500 Main Street                                          Officer and Founder,
Kansas City, MO 64111                                     Sayers Computer Source
(58)

M. Jeannine Strandjord           Director        7        Senior Vice President,             38             Director, DST
4500 Main Street                                          Long Distance Finance,                            Systems, Inc.
Kansas City, MO 64111                                     Sprint Corporation
(55)

Timothy S. Webster               Director        less     President and Chief                38
4500 Main Street                                 than     Executive Officer,
Kansas City, MO 64111                            1 year   American Italian Pasta
(xx)                                                      Company

Officers
William M. Lyons                 President       1        Chief Executive Officer, ACC       See listing    See listing
4500 Main St.                                             and other ACC subsidiaries         above.         above.
Kansas City, MO 64111                                     (September 2000 to present)
(45)                                                      President, ACC (June
                                                          1997 to present) Chief
                                                          Operating Officer, ACC
                                                          (June 1996 to
                                                          September 2000)
                                                          General Counsel, ACC,
                                                          ACIM, ACIS, ACSC and
                                                          other ACC subsidiaries
                                                          (June 1989 to June
                                                          1998) Executive Vice
                                                          President, ACC,
                                                          (January 1995 to June
                                                          1997) Also serves as:
                                                          Executive Vice
                                                          President and Chief
                                                          Operating Officer,
                                                          ACIM, ACIS, ACSC and
                                                          other ACC
                                                          subsidiaries, and
                                                          Executive Vice
                                                          President of other ACC
                                                          subsidiaries

Robert T. Jackson                Executive       6        Chief Administrative Officer,      Not applicable Not applicable
4500 Main St.                    Vice                     ACC (August 1997 to present)
Kansas City, MO 64111            President                Chief Financial Officer, ACC
(55)                             and                      (May 1995 to present)
                                 Chief                    President, ACSC
                                 Financial                (January 1999 to present)
                                 Officer                  Executive Vice President,
                                                          ACC (May 1995 to
                                                          present) Also serves
                                                          as: Executive Vice
                                                          President and Chief
                                                          Financial Officer,
                                                          ACIM, ACIS and other
                                                          ACC subsidiaries, and
                                                          Treasurer of ACC and
                                                          other ACC subsidiaries

Maryanne Roepke, CPA             Senior          1        Senior Vice President and          Not applicable Not applicable
4500 Main St.                    Vice                     Assistant Treasurer, ACSC
Kansas City, MO 64111            President,
(45)                             Treasurer
                                 and Chief
                                 Accounting
                                 Officer

David C. Tucker                  Senior          1        Senior Vice President, ACIM,       Not applicable Not applicable
4500 Main St.                    Vice                     ACIS, ACSC and other ACC
Kansas City, MO 64111            President                subsidiaries
(43)                             and                      (June 1998 to present)
                                 General                  General Counsel, ACC, ACIM,
                                 Counsel                  ACIS, ACSC and other
                                ACC subsidiaries
                             (June 1998 to present)
                              Consultant to mutual
                                 fund industry
                                                          (May 1997 to April 1998)
                                                          Vice President and General
                                                          Counsel, Janus Companies
                                                              (1990 to 1997)

Robert Leach                     Controller      4        Vice President, ACSC               Not applicable Not applicable
4500 Main St.                                             February 2000 to present)
Kansas City, MO 64111                                     Controller-Fund Accounting,
(35)                                                      ACSC

C. Jean Wade                     Controller      8        Vice President, ACSC               Not applicable Not applicable
4500 Main St.                                             (February 2000 to present)
Kansas City, MO 64111                                     Controller-Fund Accounting,
(37)                                                      ACSC

Jon Zindel                       Tax Officer     4        Vice President, Corporate Tax,     Not applicable Not applicable
4500 Main St.                                             ACSC (April 1998 to present)
Kansas City, MO 64111                                     Vice President, ACIM, ACIS and
(34)                                                      other ACC subsidiaries
                                                          (April 1999 to present)
                                                          President, American Century
                                                          Employee Benefit Services, Inc.
                                                          (January 2000 to December 2000)
                                                          Treasurer, American Century
                                                          Employee Benefit Services, Inc.
                                                          (December 2000 to present)
                                                          Treasurer, American Century
                                                          Ventures, Inc.
                                                          (December 1999 to present)
                                                          Controller, ACSC
                                                          (July 1996 to April 1998)

1 Dr. Robert Doering resigned as full-time director, effective November 5,
2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. Dr. Doering's position as Director
Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board, has no voting power relating to any matters relating to the operation of the funds. He is not an interested person of the funds or ACIM. Dr. Doering receives an annual stipend of $2,500 for his services.

On December 23, 1999, American Century Services Corporation (ACSC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office support for transfer agency services provided by ACSC (the Agreement).
For its services, ACSC pays to DST fees based on a schedule fixed annual fee and per account service charges. Through October 31, 2001, DST received $20,745,257 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2000 was approximately $1.36 billion.

Ms. Strandjord is a director of DST and a holder of 53,000 shares of DST common stock. Because of her official duties as a director, she may be deemed to have an "indirect interest" in the Agreement. However, the board of directors of the funds was not required to nor did it approve or disapprove the transaction, since the provision of such services is within the discretion of ACSC. DST was chosen by ACSC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACSC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director to DST was not considered by ACSC; she was not involved in any way with the negotiations between ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The board of directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as a disinterested director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committees

The board has four standing committees to oversee specific functions of the
Trust's operations. Information about these committees appears below. The trustee first named serves as chairman of the committee.

                                                                                                             Number of
                                                                                                             Meetings Held
                                                                                                             During Last
Committee             Members                      Function                                                  Fiscal Year
Executive             James E. Stowers, Jr.        The Executive Committee performs the functions            0
                      James E. Stowers III         of the Board of Directors between Board meetings,
                      Donald H. Pratt              subject to the limitations on its power set out in
                                                   the Maryland General Corporation Law, and except
                                                   for matters required by the Investment Company Act to be
                                                   acted upon by the whole Board.

Compliance            Andrea C. Hall, PhD          The Compliance and Shareholder Communications             4
 and Shareholder      Thomas A. Brown              Committee reviews the results of the funds'
Communications         Gale E. Sayers              compliance testing program, reviews quarterly
                      Timothy S. Webster           reports from the Communications advisor
                                                   to the Board regarding various compliance matters
                                                   and monitors the implementation of the funds'
                                                   Code of Ethics, including any violations.

Audit                 D.D. (Del) Hock              The Audit Committee recommends the engagement             4
                      Donald H. Pratt              of the funds' independent auditors and oversees its
                      Jeannine Strandjord          activities. The Committee receives reports from the
                                                   advisor's Internal Audit Department, which is
                                                   accountable to the Committee. The Committee also receives
                                                   reporting about compliance matters affecting the funds.

Board Governance      Donald H. Pratt              The Board Governance Committee primarily considers and
                      Jeannine Strandjord          recommends individuals for nomination as directors.
                      Thomas A. Brown              The names of potential director candidates are
                                                   drawn from a number of sources, including
                                                   recommendations from members of the Board, management and
                                                   shareholders. This committee also reviews and makes
                                                   recommendations to the Board with respect to the
                                                   composition of Board committees and other
                                                   Board-related matters, including its organization,
                                                   size, composition, responsibilities, functions
                                                   and compensation.

Compensation of Directors

The directors serve as directors for seven American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the seven investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

Aggregate Director Compensation for Fiscal Year Ended October 31, 2001
--------------------------------------------------------------------------------
                              Total                Total Compensation
                              Compensation         from the
                              from the             American Century
Name of Director              Funds (1)            Family of Funds(2)
Thomas A. Brown              $x                   $x
Robert W. Doering, M.D.       x                    x
Andrea C. Hall, Ph.D.         x                    x
D.D. (Del) Hock               x                    x
Donald H. Pratt               x                    x
Gale E. Sayers                x                    x
Lloyd T. Silver, Jr. (4)      x                    x
M. Jeannine Strandjord        x                    x
Timothy S. Webster (3)        0                    0
--------------------------------------------------------------------------------

1Includes compensation paid to the directors during the fiscal year ended
October 31, 2001, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds Deferred
Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $x; Dr.
Hall, $x; Mr. Hock, $x; Mr. Pratt, $x; Mr. Silver, $x and Ms. Strandjord, $x.

2Includes compensation paid by the seven investment company members of the
American Century family of funds served by this Board.

3Mr. Sayers joined the board on November 18, 2000.

4Mr. Silver retired from the board on March 4, 2000. During the fiscal year ended October 31, 2000, he received $258,495 in deferred compensation under the
Amended and Restated American Century Mutual Funds Deferred Compensation Plan.

The funds have adopted the Amended and Restated American Century Deferred
Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended October 31, 2001.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                                Name of Directors

                                                James E.         James E.        Thomas A.       Robert W.       Andrea C
                                              Stowers, Jr.      Stowers III        Brown          Doering       Hall, Ph.D.
Dollar Range of Equity Securities in the Funds:
  Growth                                            A                A               A
  Ultra                                             A                A               A
  Select                                            A                E               D
  Vista                                             A                E               D
  Heritage                                          A                E               D
  Giftrust                                          E                E               D
  Balanced                                          E                E               D
  New Opportunities
  New Opportunities II
  Tax-Managed Value
  Veedot
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                      E                E               C

                                                                            Name of Directors

                                                D.D. (Del)             Donald             Gale E.         M. Jeannine
                                                   Hock               H. Pratt            Sayers          Strandjord
---------------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Growth                                             C                    A                  A                 C
  Ultra                                              A                    C                  A                 B
  Select                                             C                    A                  B                 A
  Vista                                              A                    A                  A                 A
  Heritage                                           A                    A                  C                 A
  Giftrust                                           C                    A                  A                 C
  Balanced                                           C                    A                  A                 C
  New Opportunities
  New Opportunities II
  Tax-Managed Value
  Veedot
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                       E                    E                  C                 D

Code of Ethics

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of February 2, 2002, the following companies were the record owners of more than 5% of the outstanding shares of any class of the fund:

                                                                       Percentage of
                                                                       Outstanding Shares
Fund                     Shareholder                                   Owned
Growth
Investor                 State Street Bank and Trust Co. Trustee
                         Martin Marietta Profit Sharing Plan and Trust
                         Boston, Massachusetts                         x%

Advisor                  FNB Nominee Co.
                         c/o First Commonwealth Trust Co.
                         Indiana, Pennsylvania                         x%
                         Charles Schwab & Co. Inc.
                         San Francisco, California                     x%
                         UMBSC & Co.
                         FBO Diamant Boart
                         Kansas City, Missouri                         x%
                         Firnbank Co.
                         Omaha, Nebraska                               x%
                         Penfirn Co. Trust Department
                         Omaha, Nebraska                               x%
                         Nationwide Trust Company
                         Columbus, Ohio                                x%

Institutional            The Chase Manhattan Bank NA TR
                         Norwest Financial Thrift & PSP Trust
                         New York, New York                            x%
                         American Century Profit Sharing and 401K
                         Savings Plan and Trust
                         Kansas City, Missouri                         x%
                         Charles Schwab & Co. Inc.
                         San Francisco, California                     x%
Select
Advisor                  Principal Life Insurance
                         Des Moines, Iowa                              x%
                         Orchard Trust Company Custodian
                         RHD Investors Choice 403B
                         Englewood, Colorado                            x%
                         Saxon & Co.
                         Philadelphia, Pennsylvania                     x%
                         Charles Schwab & Co. Inc.
                         San Francisco, California                      x%
                         United Missouri Bank Trustee
                         Carolina First Bancshares Profit Sharing Plan
                         Kansas City, Missouri                          x%

Institutional            The Chase Manhattan Bank NA Trustee
                         Robert Bosch Corporation New Star
                         Plan and Trust
                         New York, New York                             x%
                         The Chase Manhattan Bank NA TR
                         Winnebago Industries Inc. Profit Sharing
                         & Deferred Savings Investment Paln
                         New York, New York                             x%

                                                                       Percentage of
                                                                       Outstanding Shares
Fund                     Shareholder                                   Owned

Institutional            The Chase Manhattan Bank NA TR
                         Huntsman Corp. Salary Deferral Plan
                         New York, New York                             x%
                         Morgan Guaranty Trust Company of New York TR
                         Champion International Corporation Plan for
                         Salaried Employees
                         New York, New York                             x%
                         UMB NA Trustee
                         Buckeye Pipe Line Services Company
                         Retirement and Savings Plan
                         Kansas City, Missouri                          x%
                         The Chase Manhattan Bank NA TR
                         Hunstman Corp MPP Plan & Trust
                         New York, New York                             x%
Heritage
Investor                 Bankers Trust Company Trustee
                         Kraft General Foods Inc. Master Savings
                         Plan and Trust
                         Jersey City, New Jersey                        x%
                         Bankers Trust Company Trustee
                         Philip Morris Deferred Profit Sharing
                         Plan and Trust
                         Jersey City, New Jersey                        x%

Advisor                  Charles Schwab & Co. Inc.
                         San Francisco, California                      x%
                         Centura Bank
                         Rocky Mount, North Carolina                    x%

Institutional            American Century Profit Sharing and
                         401K Savings Plan and Trust
                         Kansas City, Missouri                          x%
                         The Chase Manhattan Bank NA TR
                         Norwest Financial Thrift & PSP & Trust
                         New York, New York                             x%
                         American Century Money Purchase Plan & Trust
                         Kansas City, Missouri                          x%
Ultra
Investor                 Charles Schwab & Co. Inc.
                         San Francisco, California                      x%

Advisor                  Principal Life Insurance
                         Des Moines, Iowa                               x%
                         Charles Schwab & Co. Inc.
                         San Francisco, California                      x%
                         Invesco Trust Co. TTEE
                         Magellan Health Services Retirement Savings Plan
                         Concord, California                            x%

                                                                       Percentage of
                                                                       Outstanding Shares
Fund                     Shareholder                                   Owned

Ultra
Institutional            The Chase Manhattan Bank NA Trustee
                         Robert Bosch Corporation New Star Plan and Trust
                         New York, New York                             x%

                         Nationwide Insurance Company
                         QPVA
                         Columbus, Ohio                                 x%

                         Morgan Guaranty Trust Co TR Deferred
                         PS Plan of NY and Affiliated Companies for
                         US Employees
                         New York, New York                             x%

                         The Chase Manhattan Bank NA TR
                         Norwest Financial Thrift & PSP & Trust
                         New York, New York                             x%

                         UMB Bank TR BAE Employees Savings Investment
                         PlanTrust Kansas City, Missouri                x%

                         The Chase Manhattan
                         Bank NA TR Huntsman Corp Salary Deferral Plan
                         New York, New York                             x%

                         The Chase Manhattan Bank NA TR Winnebago
                         Industries Inc. P/S & Deferred Savings
                         Investment Plan
                         New York, New York                             x%

                         The Chase Manhattan Bank TR Hayes
                         Lemmerz International Inc. Retirement Savings Plan
                         Trust New York, New York                       x%
Vista
Advisor                  American Chamber of Commerce Executives
                         Amended & Restated 401k Plan & Trust
                         Springfield, Missouri                          x%
                         Charles Schwab & Co. Inc.
                         San Francisco, California                      x%
                         American Chamber of Commerce Executives
                         Amended & Restated MPP Plan and Trust
                         Springfield, Missouri                          x%
                         Orchard Trust Company Custodian
                         RHD Investors Choice 403B
                         Englewood, Colorado                            x%

Institutional            American Century Profit Sharing and 401K
                         Savings Plan and Trust
                         Kansas City, Missouri                          x%
                         UMB Bank TR
                         BAE Employees Savings Investment Plan Trust
                         Kansas City, Missouri                          x%
                         The Chase Manhattan Bank NA TR
                         Huntsman Corp Salary Deferral Plan & Trust
                         New York, New York                             x%
                         The Chase Manhattan Bank NA TR
                         Huntsman Corp MPP Plan & Trust
                         New York, New York                             x%

                                                                       Percentage of
                                                                       Outstanding Shares
Fund                     Shareholder                                   Owned

Balanced
Advisor                  Fulvest & Co
                         Lancaster, Pennsylvania                        x%
                         UMBSC & Co
                         FBO The Medical Center
                         Kansas City, Missouri                          x%
                         UMBSC & Co
                         FBO Bud Brown Chrysler
                         Kansas City, Missouri                          x%
                         UMBSC & Co
                         FBO Parmelee Industries Inc. 401k
                         Kansas City, Missouri                          x%
                         UMBSC & Co
                         FBO Toledo Clinic Inc.
                         Kansas City, Missouri                          x%
                         Nationwide Trust Company
                         Columbus, Ohio                                 x%
                         UMBSC & Co
                         FBO Kendall State Bank
                         Kansas City, Missouri                          x%

Institutional            The Chase Manhattan Bank NA TR
                         Huntsman Corp Salary Deferral Plan
                         New York, New York                             x%
                         The Chase Manhattan Bank NA TR
                         Huntsman Corp MPP Plan & Trust
                         New York, New York                             x%

                                                                       Percentage of
                                                                       Outstanding Shares
Fund                     Shareholder                                   Owned

New Opportunities
                         American Century Profit Sharing and 401k
                         Savings & Trust
                         Kansas City, Missouri                          x%
High-Yield
Investor                 American Century Investment Management Inc.
                         Kansas City, Missouri                          x%
                         Morgan Guaranty Trust of NY
                         Newark, Delaware                               x%

                                                                       Percentage of
                                                                       Outstanding Shares
Fund                     Shareholder                                   Owned

Veedot
Institutional            American Century Profit Sharing & 401k
                         Savings Plan & Trust
                         Kansas City, Missouri                          x%
                         American Century Investment Management Inc.
                         Kansas City, Missouri                          x%
                         UMB TR
                         American Century Services Corp.
                         Stock Option Surrender Plan
                         Kansas City, Missouri                          x%
                         UMB TR
                         American Century Executive
                         Defferred Comp Plan Trust
                         Kansas City, Missouri                          x%
                         American Century Money Purchase
                         Plan & Trust
                         Kansas City, Missouri                          x%

Tax-Managed Value        None

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of February 2,
2002, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below. ACIM,
ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. Ultra, Balanced,
Tax-Managed Value and Veedot have a stepped fee structure, as follows:

Fund                           Class                 Percentage of Net Assets

Ultra                          Investor and C        1.00% of first $20 billion
                                                     0.95% over $20 billion
                               Institutional         0.80% of first $20 billion
                                                     0.75% over $20 billion
                               Advisor               0.75% of first $20 billion
                                                     0.70% over $20 billion

Balanced                       Investor              0.90% of first $1 billion
                                                     0.80% over $1 billion
                               Institutional         0.70% of first $1 billion
                                                     0.60% over $1 billion
                               Advisor               0.65% of first $1 billion
                                                     0.55% over $1 billion

Tax-Managed Value              Investor              1.10% of first $500 million
                                                     1.00% of next $500 million
                                                     0.90% of over $1 billion
                               Institutional         0.90% of first $500 million
                                                     0.80% of next $500 million
                                                     0.70% over $1 billion
                               Advisor               0.85% of first $500 million
                                                     0.75% of next $500 million
                                                     0.65% over $1 billion

Veedot                         Investor              1.50% of first $500 million
                                                     1.45% of next $500 million
                                                     1.40% of over $1 billion
                               Institutional         1.30% of first $500 million
                                                     1.25% of next $500 million
                                                     1.20% over $1 billion
                               Advisor               1.25% of first $500 million
                                                     1.20% of next $500 million
                                                     1.15% over $1 billion

The other funds do not have a stepped fee. Their management fee is described in their respective Prospectuses.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended October 31, 2001, 2000and 1999, are indicated in the following tables. As a new class, information regarding the C Class was not available as of the end of the fiscal year.

Unified Management Fees (Investor Class)

Fund                                2001            2000                    1999

Growth                               $x         $100,365,047           $75,334,938
Ultra                                 x          411,243,949           323,012,542
Select                                x           74,410,279            68,649,039
Vista                                 x           21,675,209             9,522,370
Heritage                              x           16,346,863             9,817,953
Balanced                              x            8,703,277             9,452,864
Tax-Managed Value                     x              445,431               276,382
Giftrust                              x           19,959,904             9,559,715
New Opportunities                     x           12,892,612             4,174,987
New Opportunities II                  x                  N/A                   N/A
Veedot                                x            4,117,607                   N/A
Limited-Term Bond                  x(1)               78,284               130,779
Intermediate-Term Bond             x(2)              218,626               215,378
Bond                               x(2)              884,934             1,084,745
High-Yield                            x              302,034               360,784

1 The fund's assets were transferred to the American Century Short-Term
Government fund on December 3, 2001.

2 The fund's assets were transferred to the American Century Diversified
Bond fund on December 3, 2001.

Unified Management Fees (Advisor Class and Institutional Class)

Fund                             2001              2000                 1999

Growth
  Advisor                          x              $149,577             $70,294
  Institutional                    x               212,927               8,214

Ultra
  Advisor                          x             3,157,451           1,351,217
  Institutional                    x             3,661,448             423,827

Select
  Advisor                          x               111,586              37,600
  Institutional                    x             1,578,151             137,485

Vista
  Advisor                          x               128,782              41,307
  Institutional                    x               246,228               1,048

Heritage
  Advisor                          x                12,566               8,268
  Institutional                    x                46,536                 660

Balanced
  Advisor                          x                93,449              67,602
  Institutional                    x                76,113                 N/A

Veedot
  Institutional                    x                36,251                 N/A

Limited-Term Bond
  Advisor                          x                13,788               5,538

Intermediate-Term Bond
  Advisor                          x                16,915              21,941

Bond
  Advisor                          x                20,068              10,937

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditor of the funds, Deloitte & Touche LLP provides services including

(1) auditing of the annual financial statements for each fund,

(2) assisting and consulting in connection with SEC filings and

(3) reviewing of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

GROWTH, ULTRA, SELECT, VISTA, HERITAGE,TAX-MANAGED VALUE, GIFTRUST, NEW
OPPORTUNITIES, NEW OPPORTUNITIES II, VEEDOT AND THE EQUITY PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended October 31, 2001, 2000 and 1999, the brokerage commissions of each fund were:

Fund                    2201                  2000                   1999

Growth                   x                     $9,949,477            $6,844,600
Ultra                    x                     $22,096,395           $13,462,555(1)
Select                   x                     $6,782,094            $10,047,034
Vista                    x                     $4,205,307            $2,964,425
Heritage                 x                     $2,949,237            $2,371,345
Balanced                 x                     $493,080              $1,352,613
Tax-Managed Value        x                     $39,005               $32,592
Giftrust                 x                     $1,087,217            $1,495,040
New Opportunities        x                     $464,626              $513,503
New Opportunities II     x                     N/A                   N/A
Veedot                   x                     $1,095,419            N/A

1 The decrease in brokerage commissions paid by the fund in 1999 was a result of lower portfolio turnover during that same period. Also, the average commission rate paid by American Century declined during this same period.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

HIGH-YIELD AND THE FIXED-INCOME PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of the broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
October 31, 2001, 2000, and 1999, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional
Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote. Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds')
outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment.
The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an
Institutional Class, an Advisor Class and a C Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor
Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (the Advisor
Class Plan). The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the C Class shares also are subject to a
Master Distribution and Individual Shareholder Services Plan (the C Class Plan)
described below. The Advisor Class Plan and the C Class Plan have been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule
12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' Advisor and C Classes have approved and entered into the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of
Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors)
annually. The Plans may be amended by a vote of the Board of Directors
(including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended October 31, 2001, the aggregate amount of fees paid under the Advisor Class Plan were:

     Growth                            $x
     Ultra                             $x
     Select                            $x
     Vista                             $85,823
     Heritage                          $x
     Balanced                          $x
     Limited-Term Bond                 $x
     Intermediate-Term Bond            $x
     Bond                              $x

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
     distributor;
(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;
(d)  providing and maintaining elective services such as check writing and wire transfer services;
(e)  acting as shareholder of record and nominee for
     beneficial owners;
(f)  maintaining account records for shareholders and/or other beneficial owners;
(g)  issuing confirmations of transactions;
(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;
(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;
(j)  providing other similar administrative and sub-transfer agency services; and
(k)  paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Rules of Fair Practice of the NASD.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 2001, the amount of fees paid under the
Advisor Class Plan for shareholder services were:

     Growth                            $x
     Ultra                             $x
     Select                            $x
     Vista                             $x
     Heritage                          $x
     Balanced                          $x
     Limited-Term Bond                 $x
     Intermediate-Term Bond            $x
     Bond                              $x

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others
     who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2001, the amount of fees paid under the Advisor Class Plan for distribution services were:

     Growth                            $x
     Ultra                             $x
     Select                            $x
     Vista                             $x
     Heritage                          $x
     Balanced                          $x
     Limited-Term Bond                 $x
     Intermediate-Term Bond            $x
     Bond                              $x

Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' Board of
Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C
Class pays the Advisor, as paying agent for the fund, a fee equal to .75%
annually of the average daily net asset value of the C Class shares of
High-Yield, .25% of which is paid for individual shareholder services as described below and .50% of which is paid for distribution services as described below, and 1.00% annually of the average daily net asset value of the C Class shares of Ultra, Vista, Growth and Heritage, .25% of which is paid for shareholder services as described below and .75% of which is paid for distribution services as described below. Because this is a new class, no fees were paid under the C Class Plan for the most recent fiscal year.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on theforegoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Dealer Concessions
The fund's distributor expects to pay sales commissions to certain financial intermediaries who sell C Class shares of the fund at the time of such sales.
Payments will equal .75% of the purchase price of the C Class shares of
High-Yield and 1.00% of the purchase price of the C Class shares of Ultra,
Vista, Growth and Heritage sold by the intermediary. The distributor will retain the distribution fee paid by the funds for the first 13 months after the shares are purchased by any financial intermediary that received the concession. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

Federal Income Tax

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends-received deduction to the extent that the fund held those shares for more than 45 days. Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment.

The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of October 31, 2001, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                                             Capital Loss Carryover
Tax-Managed Value                                $x (expiring in 2007 through 2008)
Veedot                                           $x (expiring in 2008)
Limited-Term Bond                                $x (expiring in 2007 through 2008)
Intermediate-Term Bond                           $x (expiring in 2007 through 2008)
Bond                                             $x (expiring in 2007 through 2008)
High-Yield                                       $x (expiring in 2007 through 2008)

If you have not complied with certain provisions of the Internal Revenue Code and
Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social
Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield. All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Equity Funds

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The tables on page 45 set forth the average annual total returns for the various classes of the equity funds and the equity portion of Balanced for the one-, five- and 10-year periods (or the period since inception) ended
October 31, 2001, the last day of the funds' fiscal year.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

As a new fund, performance information for the C Class is not available as of the date of this Statement of Additional Information.

Average Annual Total Returns - Investor Class

Fund                  1 year     5 years    10 years    From Inception Inception Date
----------------------------------------------------------------------------------------
Growth                x%         x%         x%          x%           June 30, 1971(1)
Ultra                 x%         x%         x%          x%           November 2, 1981
Select                x%         x%         x%          x%           June 30, 1971(1)
Vista                 x%         x%         x%          x%           November 25, 1983
Heritage              x%         x%         x%          x%           November 10, 1987
Balanced              x%         x%         x%          x%           October 20, 1988
Giftrust              x%         x%         x%          x%           November 25, 1983
New Opportunities     x%         N/A        N/A         x%           December 26, 1996
Tax-Managed Value     x%         N/A        N/A         x%           March 31, 1999
Veedot                N/A        N/A        N/A         x%           November 30, 1999

1 Commenced operations on June 30, 1971. This inception date corresponds with the management company's implementation of its current investment philosophy and practices, although the fund's actual inception date was October 31, 1958.

Average Annual Total Returns - Advisor Class

Fund               1 year             From Inception      Inception Date
--------------------------------------------------------------------------------
Growth             x%                 x%                  June 4, 1997
Ultra              x%                 x%                  October 2, 1996
Select             x%                 x%                  August 8, 1997
Vista              x%                 x%                  October 2, 1996
Heritage           x%                 x%                  July 11, 1997
Balanced           x%                 x%                  January 6, 1997
Tax-Managed Value  N/A                N/A                 N/A
Veedot             N/A                N/A                 N/A

Average Annual Total Returns - Institutional Class

Fund               1 year             From Inception      Inception Date
--------------------------------------------------------------------------------
Growth             x%                 x%                  June 16, 1997
Ultra              x%                 x%                  November 14, 1996
Select             x%                 x%                  March 13, 1997
Vista              x%                 x%                  November 14, 1996
Heritage           x%                 x%                  June 16, 1997
Balanced           x%                 N/A                 May 1, 2000
Tax-Managed Value  N/A                N/A                 N/A
Veedot             N/A                x%                  August 1, 2000

Fixed Income Funds and Balanced

Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations pursuant to computation methods prescribed by the SEC for the various classes of the fixed-income funds and the fixed-income portion of Balanced for the 30-day period ended October 31, 2001, the last day of the fiscal year.

Fund                       Investor Class      Advisor Class        Institutional Class
-----------------------------------------------------------------------------------------
Balanced                   x%                  x%                   x%
High-Yield                 x%                  N/A                  N/A

The fixed-income funds may also elect to advertise cumulative total returns and average annual total returns, computed as described under the heading Equity
Funds above.

The following table shows the cumulative total returns and the average annual total returns of the Investor Class of the fixed-income funds since their respective dates of inception (as noted) through October 31, 2000.

                           Cumulative
                           Total Return        Average
                           Since               Annual               Date of
Fund                       Inception           Total Return         Inception
-------------------------------------------------------------------------------------------
Balanced                   x%                  x%                   October 20, 1988
High-Yield                 x%                  x%                   September 30, 1997

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);
(2) discussions of general economic trends;
(3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;
(5) descriptions of investment strategies for one or more of the funds;
(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;
(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;
(8) discussions of fund rankings or ratings by recognized rating organizations;
    and
(9) testimonials describing the experience of persons who have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the funds have been audited by Deloitte & Touche
LLP, independent auditors. Their Independent Auditors' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended
October 31, 2001 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectuses, some of the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus.

Bond Ratings

S&P             Moody's           Description
---------------------------------------------------------------------------------------------------------------------------------------

AAA              Aaa               These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.

AA               Aa                Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.

A                A                 Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB              Baa               Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB/Baa is regarded as having significant speculative characteristics.

BB               Ba                Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues.
                                   However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B                B                 Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                                   BB/Ba or BB-/Ba3 rating.

CCC              Caa               Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                                   B or B-/B3 rating.

CC               Ca                The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.

---------------------------------------------------------------------------------------------------------------------------------------

S&P              Moody's           Description
C                C                 The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI               -                 The rating CI is reserved for income bonds on which no interest is being paid.

D                D                 Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

Commercial Paper Ratings

S&P              Moody's           Description
--------------------------------------------------------------------------------
A-1              Prime-1           This indicates that the degree of safety
                 (P-1)             regarding timely payment is strong. Standard
                                   & Poor's rates those issues determined
                                   to possess extremely strong safety
                                   characteristics as A-1+.

A-2              Prime-2           Capacity for timely payment on commercial
                 (P-2)             paper is satisfactory, but the relative
                                   degree of safety is not as high as for
                                   issues designated A-1. Earnings trends and
                                   coverage ratios, while sound, will be more
                                   subject to variation. Capitalization
                                   characteristics, while still appropriated,
                                   may be more affected by external conditions.
                                   Ample alternate liquidity is maintained.

A-3              Prime-3           Satisfactory capacity for timely repayment.
                 (P-3)             Issues that carry this rating are somewhat
                                   more vulnerable to the adverse changes in
                                   circumstances than obligations carrying the
                                   higher designations.

Note Ratings

S&P              Moody's           Description
--------------------------------------------------------------------------------
SP-1              MIG-1; VMIG-1    Notes are of the highest
                                   quality enjoying strong protection from
                                   established cash flows of funds for their
                                   servicing or from established and broad-based
                                   access to the market for refinancing, or
                                   both.

SP-2              MIG-2; VMIG-2    Notes are of high quality, with
                                   margins of protection ample, although not so
                                   large as in the preceding group.

SP-3              MIG-3; VMIG-3    Notes are of favorable quality,
                                   with all security elements accounted for, but
                                   lacking the undeniable strength of the
                                   preceding grades. Market access for
                                   refinancing, in particular, is likely to be
                                   less well established.

SP-4              MIG-4; VMIG-4    Notes are of adequate quality,
                                   carrying specific risk but having protection
                                   and not distinctly or predominantly
                                   speculative.

More information about the funds is contained in these documents

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o an employer-sponsored retirement plan

o a bank

o a broker-dealer

o an insurance company

o another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and
Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for
                      location and hours.

On the Internet       o EDGAR database at www.sec.gov
                      o By email request at publicinfo@sec.gov

By mail               SEC Public Reference Section
                      Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-xxxxx   0203

PART C.   OTHER INFORMATION.

ITEM 23.  Exhibits  (all  exhibits  not filed  herewith  are being  incorporated herein by reference)

(a)  (1) Articles of Incorporation of Twentieth Century Investors, Inc., dated
     June 26, 1990 (filed electronically as Exhibit b1a to Post-Effective
     Amendment No. 73 to the Registration Statement of the Registrant on
     February 29, 1996, File No. 2-14213).

     (2) Articles of Amendment of Twentieth Century Investors, Inc., dated
     November 19, 1990 (filed electronically as Exhibit b1b to Post-Effective
     Amendment No. 73 to the Registration Statement of the Registrant on
     February 29, 1996, File No. 2-14213).

     (3) Articles of Merger of Twentieth Century Investors, Inc., a Maryland
     corporation and Twentieth Century Investors, Inc., a Delaware corporation, dated February 22, 1991 (filed electronically as Exhibit b1c to
     Post-Effective Amendment No. 73 to the Registration Statement of the
     Registrant on February 29, 1996, File No. 2-14213).

     (4) Articles of Amendment of Twentieth Century Investors, Inc., dated
     August 10, 1993 (filed electronically as Exhibit b1d to Post-Effective
     Amendment No. 73 to the Registration Statement of the Registrant on
     February 29, 1996, File No. 2-14213).

     (5) Articles Supplementary of Twentieth Century Investors, Inc., dated
     September 3, 1993 (filed electronically as Exhibit b1e to Post-Effective
     Amendment No. 73 to the Registration Statement of the Registrant on
     February 29, 1996, File No. 2-14213).

     (6) Articles Supplementary of Twentieth Century Investors, Inc., dated
     April 24, 1995 (filed electronically as Exhibit b1f to Post-Effective
     Amendment No. 73 to the Registration Statement of the Registrant on
     February 29, 1996, File No. 2-14213).

     (7) Articles Supplementary of Twentieth Century Investors, Inc., dated
     October 11, 1995 (filed electronically as Exhibit b1g to Post-Effective
     Amendment No. 73 to the Registration Statement of the Registrant on
     February 29, 1996, File No. 2-14213).

     (8) Articles Supplementary of Twentieth Century Investors, Inc., dated
     January 22, 1996 (filed electronically as Exhibit b1h to Post-Effective
     Amendment No. 73 to the Registration Statement of the Registrant on
     February 29, 1996, File No. 2-14213).

     (9) Articles Supplementary of Twentieth Century Investors, Inc., dated
     March 11, 1996 (filed electronically as Exhibit b1i to Post-Effective
     Amendment No. 75 to the Registration Statement of the Registrant on June
     14, 1996, File No. 2-14213).

     (10) Articles Supplementary of Twentieth Century Investors, Inc., dated
     September 9, 1996 (filed electronically as Exhibit a10 to Post-Effective
     Amendment No. 85 to the Registration Statement of the Registrant on
     September 1, 1999, File No. 2-14213).

     (11) Articles of Amendment of Twentieth Century Investors, Inc., dated
     December 2, 1996 (filed electronically as Exhibit b1j to Post-Effective
     Amendment No. 76 to the Registration Statement of the Registrant on
     February 28, 1997, File No. 2-14213).

     (12) Articles Supplementary of American Century Mutual Funds, Inc., dated
     December 2, 1996 (filed electronically as Exhibit b1k to Post-Effective
     Amendment No. 76 to the Registration Statement of the Registrant on
     February 28, 1997, File No. 2-14213).

     (13) Articles Supplementary of American Century Mutual Funds, Inc., dated
     July 28, 1997 (filed electronically as Exhibit b1l to Post-Effective
     Amendment No. 78 to the Registration Statement of the Registrant on
     February 26, 1998, File No. 2-14213).

     (14) Articles Supplementary of American Century Mutual Funds, Inc., dated
     November 28, 1997 (filed electronically as Exhibit a13 to Post-Effective
     Amendment No. 83 to the Registration Statement of the Registrant on
     February 26, 1999, File No. 2-14213).

     (15) Certificate of Correction to Articles Supplementary of American
     Century Mutual Funds, Inc., dated December 18, 1997 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 83 to the Registration
     Statement of the Registrant on February 26, 1999, File No. 2-14213).

     (16) Articles Supplementary of American Century Mutual Funds, Inc., dated
     December 18, 1997 (filed electronically as Exhibit b1m to Post-Effective
     Amendment No. 78 to the Registration Statement of the Registrant on
     February 26, 1998, File No. 2-14213).

     (17) Articles Supplementary of American Century Mutual Funds, Inc., dated
     January 25, 1999 (filed electronically as Exhibit a16 to Post-Effective
     Amendment No. 83 to the Registration Statement of the Registrant on
     February 26, 1999, File No. 2-14213).

     (18) Articles Supplementary of American Century Mutual Funds, Inc., dated
     February 16, 1999 (filed electronically as Exhibit a17 to Post-Effective
     Amendment No. 83 to the Registration Statement of the Registrant on
     February 26, 1999, File No. 2-14213).

     (19) Articles Supplementary of American Century Mutual Funds, Inc., dated
     August 2, 1999 (filed electronically as Exhibit a19 to Post-Effective
     Amendment No. 89 to the Registration Statement of the Registrant on
     December 1, 2000, File No. 2-14213).

     (20) Articles Supplementary of American Century Mutual Funds, Inc., dated
     November 19, 1999 (filed electronically as Exhibit a19 to Post-Effective
     Amendment No. 87 to the Registration Statement of the Registrant on
     November 29, 1999, File No. 2-14213).

     (21) Articles Supplementary of American Century Mutual Funds, Inc., dated
     March 5, 2001 (filed electronically as Exhibit a21 to Post-Effective
     Amendment No. 93 to the Registration Statement of the Registrant on April
     20, 2001, File No. 2-14213).

     (22) Certificate of Correction to Articles Supplementary, dated April 3,
     2001 (filed electronically as Exhibit a22 to Post-Effective Amendment No.
     93 to the Registration Statement of the Registrant on April 20, 2001, File
     No. 2-14213).

(b)  (1) By-laws of Twentieth Century Investors, Inc., (filed electronically as
     Exhibit b2 to Post-Effective Amendment No. 73 to the Registration Statement
     of the Registrant on February 29, 1996, File No. 2-14213).

     (2) Amendment to By-laws of American Century Mutual Funds, Inc., (filed electronically as Exhibit b2b to Post-Effective Amendment No. 9 to the
     Registration Statement of American Century Capital Portfolios, Inc. on
     February 17, 1998, File No. 33-64872).

(c)  Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, and Article Eighth, of Registrant's
     Articles of Incorporation, appearing as Exhibit (a)(1) to Post-Effective
     Amendment No. 76 on Form N-1A of the Registrant, and Article Fifth of
     Registrant's Articles of Amendment, appearing as Exhibit (a)(4) to
     Post-Effective Amendment No. 76 to the Registration Statement on February
     28, 1997; and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31, 33,
     39, 45 and 46 of Registrant's By-Laws appearing as Exhibit (b)(2) to
     Post-Effective Amendment No. 73 on Form N-1A, and Sections 25, 30 & 31 of
     Registrant's By-Laws appearing as Exhibit (b)(2) to Post-Effective
     Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc.,
     File No. 33-64872.

(d)  (1) Management Agreement between American Century Mutual Funds, Inc. and
     American Century Investment Management, Inc., dated August 1, 1997 (filed electronically as Exhibit b5 to Post-Effective Amendment No. 78 to the
     Registration Statement of the Registrant on February 26, 1998, File No.
     2-14213).

     (2) Addendum to the Management Agreement between American Century Mutual
     Funds, Inc. and American Century Investment Management, Inc., dated
     September 15, 1997 (filed electronically as Exhibit d2 to Post-Effective
     Amendment No. 89 to the Registration Statement of the Registrant on
     December 1, 2000, File No. 2-14213) .

     (3) Addendum to the Management Agreement between American Century Mutual
     Funds, Inc. and American Century Investment Management, Inc., dated
     February 16, 1999 (filed electronically as Exhibit d2 to Post-Effective
     Amendment No. 83 to the Registration Statement of the Registrant on
     February 26, 1999, File No. 2-14213).

     (4) Addendum to the Management Agreement between American Century Mutual
     Funds, Inc. and American Century Investment Management, Inc., dated
     November 30, 1999 (filed electronically as Exhibit d3 to Post-Effective
     Amendment No. 87 to the Registration Statement of the Registrant on
     November 29, 1999, File No. 2-14213).

     (5) Amendment No. 1 to the Management Agreement between American Century
     Mutual Funds, Inc. and American Century Investment Management, Inc., dated
     August 1, 2000 (filed electronically as Exhibit d5 to Post-Effective
     Amendment No. 89 to the Registration Statement of the Registrant on
     December 1, 2000, File No. 2-14213).

     (6) Addendum to the Management Agreement between American Century Mutual
     Funds, Inc. and American Century Investment Management, Inc., dated May 1,
     2001 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 93
     to the Registration Statement of the Registrant on April 20, 2001, File No.
     2-14213).

(e)  (1) Distribution Agreement between American Century Mutual Funds, Inc. and
     American Century Investment Services, Inc., dated March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17 to the
     Registration Statement of American Century World Mutual Funds, Inc. on
     March 30, 2000, File No 33-39242).

     (2) Amendment No. 1 to the Distribution Agreement between American Century
     Mutual Funds, Inc. and American Century Investment Services, Inc., dated
     June 1, 2000 (filed electronically as Exhibit e9 to Post-Effective
     Amendment No. 19 to the Registration Statement of American Century World
     Mutual Funds, Inc. on May 24, 2000, File No. 33-39242).

     (3) Amendment No. 2 to the Distribution Agreement between American Century
     Mutual Funds, Inc. and American Century Investment Services, Inc., dated
     November 20, 2000 (filed electronically as Exhibit e10 to Post-Effective
     Amendment No. 29 to the Registration Statement of American Century Variable
     Portfolios, Inc. on December 1, 2000, File No. 33-14567).

     (4) Amendment No. 3 to the Distribution Agreement between American Century
     Mutual Funds, Inc. and American Century Investment Services, Inc., dated
     March 1, 2001 (filed electronically as Exhibit e4 to Post-Effective
     Amendment No. 35 to the Registration Statement of American Century Target
     Maturities Trust on April 17, 2001, File No. 2-94608).

     (5) Amendment No. 4 to the Distribution Agreement between American Century
     Mutual Funds, Inc. and American Century Investment Services, Inc. dated
     April 30, 2001 (filed electronically as Exhibit e5 to Post-Effective
     Amendment No. 35 to the Registration Statement of American Century Target
     Maturities Trust on April 17, 2001, File No. 2-94608).

     (6) Amendment No. 5 to the Distribution Agreement between American Century
     Investment Trust and American Century Investment Services, Inc., dated
     August 1, 2001 (filed as Exhibit e6 to Post-Effective Amendment No. 21 to the Registration Statement of American Century Capital Portfolios, Inc., on
     July 30, 2001, File No. 33-64872).

     (7) Amendment No. 6 to the Distribution Agreement between American Century
     Investment Trust and American Century Investment Services, Inc., dated
     August 1, 2001 (filed as Exhibit e7 to Post-Effective Amendment No. 21 to the Registration Statement of American Century Capital Portfolios, Inc., on
     July 30, 2001, File No. 33-64872).

     (8) Amendment No. 7 to the Distribution Agreement between American Century
     Investment Trust and American Century Investment Services, Inc., dated
     August 1, 2001 (filed as Exhibit e8 to Post-Effective Amendment No. 16 to the Registration Statement of American Century Investment Trust, on
     November 30, 2001, File No. 33-65170).

(f)  Not Applicable.

(g)  (1) Master Agreement by and between Commerce Bank, N.A. and Twentieth
     Century Services, Inc., dated January 22, 1997 (filed electronically as
     Exhibit 8e to Post-Effective Amendment No. 76 to the Registration Statement
     of the Registrant on February 28, 1997, File No. 2-14213).

     (2) Global Custody Agreement between American Century Investments and The
     Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit
     8 to Post-Effective Amendment No. 31 to the Registration Statement of
     American Century Government Income Trust on February 7, 1997, File No.
     2-99222).

     (3) Amendment to the Global Custody Agreement between American Century
     Investments and The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the
     Registration Statement of American Century Variable Portfolios II, Inc. on
     January 9, 2001, File No. 333-46922).

(h)  (1) Transfer Agency Agreement by and between Twentieth Century Investors,
     Inc. and Twentieth Century Services, Inc., dated as of March 1, 1991 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 76 to the
     Registration Statement of the Registrant on February 28, 1997, File No.
     2-14213).

     (2) Credit Agreement between American Century Funds and The Chase Manhattan
     Bank, as Administrative Agent, dated as of December 19, 2000 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33 to the
     Registration Statement of American Century Target Maturities Trust on
     January 31, 2001, File No. 2-94608).

(i)  Opinion and Consent of Counsel (filed electronically as Exhibit i to
     Post-Effective Amendment No. 89 to the Registration Statement of the
     Registrant on December 1, 2000, File No. 2-14213).

(j)  (1) Consent of Deloitte & Touche, independent auditors to be filed by amendment.

     (2) Power of Attorney, dated November 18, 2000 (filed electronically as
     Exhibit j2 to Post-Effective Amendment No. 89 to the Registration Statement
     of the Registrant on December 1, 2000, File No. 2-14213).

     (3) Power of Attorney, dated November 30, 2001 is included herein.

(k)  Not applicable.

(l)  Not applicable.

(m)  (1) Master Distribution and Shareholder Services Plan of Twentieth Century
     Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth
     Century Strategic Asset Allocations, Inc. and Twentieth Century World
     Investors, Inc. (Advisor Class), dated September 3, 1996 (filed electronically as Exhibit b15a to Post-Effective Amendment No. 9 to the
     Registration Statement of American Century Capital Portfolios, Inc. on
     February 17, 1998, File No. 33-64872).

     (2) Amendment No. 1 to the Master Distribution and Shareholder Services
     Plan of American Century Capital Portfolios, Inc., American Century Mutual
     Funds, Inc., American Century Strategic Asset Allocations, Inc. and
     American Century World Mutual Funds, Inc. (Advisor Class), dated June 13,
     1997 (filed electronically as Exhibit b15d to Post-Effective Amendment No.
     77 to the Registration Statement of the Registrant on July 17, 1997, File
     No. 2-14213).

     (3) Amendment No. 2 to the Master Distribution and Shareholder Services
     Plan of American Century Capital Portfolios, Inc., American Century Mutual
     Funds, Inc., American Century Strategic Asset Allocations, Inc. and
     American Century World Mutual Funds, Inc. (Advisor Class), dated September
     30, 1997 (filed electronically as Exhibit b15c to Post-Effective Amendment
     No. 78 to the Registration Statement of the Registrant on February 26,
     1998, File No. 2-14213).

     (4) Amendment No. 3 to the Master Distribution and Shareholder Services
     Plan of American Century Capital Portfolios, Inc., American Century Mutual
     Funds, Inc., American Century Strategic Asset Allocations, Inc. and
     American Century World Mutual Funds, Inc. (Advisor Class), dated June 30,
     1998 (filed electronically as Exhibit b15e to Post-Effective Amendment No.
     11 to the Registration Statement of American Century Capital Portfolios,
     Inc. on June 26, 1998, File No. 33-39242).

     (5) Amendment No. 4 to the Master Distribution and Shareholder Services
     Plan of American Century Capital Portfolios, Inc., American Century Mutual
     Funds, Inc., American Century Strategic Asset Allocations, Inc. and
     American Century World Mutual Funds, Inc. (Advisor Class), dated November
     13, 1998 (filed electronically as Exhibit b15e to Post-Effective Amendment
     No. 12 to the Registration Statement of American Century World Mutual
     Funds, Inc. on November 13, 1998, File No. 33-39242).

     (6) Amendment No. 5 to the Master Distribution and Shareholder Services
     Plan of American Century Capital Portfolios, Inc., American Century Mutual
     Funds, Inc., American Century Strategic Asset Allocations, Inc. and
     American Century World Mutual Funds, Inc. (Advisor Class), dated February
     16, 1999 (filed electronically as Exhibit m6 to Post-Effective Amendment
     No. 83 to the Registration Statement of the Registrant on February 26,
     1999, File No. 2-14213).

     (7) Amendment No. 6 to the Master Distribution and Shareholder Services
     Plan of American Century Capital Portfolios, Inc., American Century Mutual
     Funds, Inc., American Century Strategic Asset Allocations, Inc. and
     American Century World Mutual Funds, Inc. (Advisor Class), dated July 30,
     1999 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16
     to the Registration Statement of American Century Capital Portfolios, Inc.
     on July 29, 1999, File No. 33-64872).

     (8) Amendment No. 7 to the Master Distribution and Shareholder Services
     Plan of American Century Capital Portfolios, Inc., American Century Mutual
     Funds, Inc., American Century Strategic Asset Allocations, Inc. and
     American Century World Mutual Funds, Inc. (Advisor Class), dated November
     19, 1999 (filed electronically as Exhibit m8 to Post-Effective Amendment
     No. 87 to the Registration Statement of the Registrant on November 29,
     1999, File No. 2-14213)

     (9) Amendment No. 8 to the Master Distribution and Shareholder Services
     Plan of American Century Capital Portfolios, Inc., American Century Mutual
     Funds, Inc., American Century Strategic Asset Allocations, Inc., and
     American Century World Mutual Funds, Inc. (Advisor Class), dated June 1,
     2000 (filed electronically as Exhibit m9 to Post-Effective Amendment No. 19
     to the Registration Statement of American Century World Mutual Funds, Inc.
     on May 24, 2000, File No. 33-39242).

     (10) Amendment No. 9 to the Master Distribution and Shareholder Services
     Plan of American Century Capital Portfolios, Inc., American Century Mutual
     Funds, Inc., American Century Strategic Asset Allocations, Inc. and
     American Century World Mutual Funds, Inc. (Advisor Class), dated April 30,
     2001 (filed electronically as Exhibit m10 to Post-Effective Amendment No.
     24 to the Registration Statement of American Century World Mutual Funds,
     Inc. on April 19, 2001, File No. 33-39242).

     (11) Amendment No. 10 to the Master Distribution and Shareholder Services
     Plan of American Century Capital Portfolios, Inc., American Century Mutual
     Funds, Inc., American Century Strategic Asset Allocations, Inc. and
     American Century World Mutual Funds, Inc. (Advisor Class), dated December
     3, 2001 is included herein.

     (12) Master Distribution and Individual Shareholder Services Plan of
     American Century Capital Portfolios, Inc., American Century Mutual Funds,
     Inc., American Century Strategic Asset Allocations, Inc. and American
     Century World Mutual Funds, Inc. (C Class), dated March 1, 2001 (filed electronically as Exhibit m11 to Post-Effective Amendment No. 24 to the
     Registration Statement of American Century World Mutual Funds, Inc. on
     April 19, 2001, File No. 33-39242).

     (13) Amendment No. 1 to Master Distribution and Individual Shareholder
     Services Plan of American Century Capital Portfolios, Inc., American
     Century Mutual Funds, Inc., American Century Strategic Asset Allocations,
     Inc. and American Century World Mutual Funds, Inc. (C Class), dated April
     30, 2001 (filed electronically as Exhibit m12 to Post-Effective Amendment
     No. 24 to the Registration Statement of American Century World Mutual
     Funds, Inc. on April 19, 2001, File No. 33-39242).

     (14) Shareholder Services Plan of Twentieth Century Capital Portfolios,
     Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset
     Allocations, Inc. and Twentieth Century World Investors, Inc. (Service
     Class), dated September 3, 1996 (filed electronically as Exhibit b15b to
     Post-Effective Amendment No. 9 to the Registration Statement of American
     Century Capital Portfolios, Inc. on February 17, 1998, File No. 33-64872).

(n)  (1) Multiple Class Plan of American Century Capital Portfolios, Inc.,
     American Century Mutual Funds, Inc., American Century Strategic Asset
     Allocations, Inc. and American Century World Mutual Funds, Inc., dated
     March 1, 2001 (filed electronically as Exhibit n1 to Post-Effective
     Amendment No. 24 to the Registration Statement of American Century World
     Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

     (2) Amendment No. 1 to Multiple Class Plan of American Century Capital
     Portfolios, Inc., American Century Mutual Funds, Inc., American Century
     Strategic Asset Allocations, Inc. and American Century World Mutual Funds,
     Inc., dated April 30, 2001 (filed electronically as Exhibit n2 to
     Post-Effective Amendment No. 24 to the Registration Statement of American
     Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

     (3) Amendment No. 2 to Multiple Class Plan of American Century Capital
     Portfolios, Inc., American Century Mutual Funds, Inc., American Century
     Strategic Asset Allocations, Inc. and American Century World Mutual Funds,
     Inc., dated December 3, 2001, is included herein.

(o)  Not applicable.

(p)  American Century Investments Code of Ethics (filed electronically as
     Exhibit p to Post-Effective Amendment No. 30 to the Registration Statement
     of American Century California Tax-Free and Municipal Funds on December 29,
     2000, File No. 2-82734).

ITEM 24. Persons  Controlled  by or Under Common  Control with  Registrant.

     Not Applicable.

ITEM 25. Indemnification.

     The  Corporation  is a Maryland  corporation.  Section 2-418 of the General
     Corporation Law of Maryland allows a Maryland  corporation to indemnify its directors,  officers,  employees and agents to the extent  provided in such statute.

     Article   Eighth   of  the   Articles   of   Incorporation   requires   the
     indemnification  of the corporation's  directors and officers to the extent permitted  by the  General  Corporation  Law of  Maryland,  the  Investment
     Company Act and all other applicable laws.

     The registrant has purchased an insurance  policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such  capacities and providing  reimbursement  to the registrant  for sums which it may be  permitted  or  required to pay to its officers and directors by way of indemnification  against such liabilities,
     subject  in  either   case  to   clauses   respecting   deductibility   and
     participation.

ITEM 26. Business and Other Connections of Investment Advisor.

     None.

ITEM 27. Principal Underwriter.

     I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

         ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

       (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*           with Underwriter            with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.      Chairman and Director                Chairman and
                                                                Director

James E. Stowers III       Co-Chairman and Director             Director

W. Gordon Snyder           President                                none

William M. Lyons           Chief Executive Officer,             President
                           Executive Vice President and Director

Robert T. Jackson          Executive Vice President,          Executive Vice
                           Chief Financial Officer            President and
                           and Chief Accounting Officer       Chief Financial
                                                                  Officer

Kevin Cuccias              Senior Vice President                    none

Joseph Greene              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American  Century Mutual Funds,  Inc.,  American  Century
     Services Corporation and American Century Investment Management,  Inc., all
     located at American Century Tower, 4500 Main Street, Kansas City, Missouri
     64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant certifies that it has duly caused this  Post-Effective  Amendment  No.  94 to be  signed  on  its  behalf  by  the undersigned,  thereunto duly  authorized,  in the City of Kansas City,  State of
Missouri on the 13th day of December, 2001.

                                       American Century Mutual Funds, Inc.
                                       (Registrant)

                                       By: /*/William M. Lyons
                                       President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 94 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                   Title                              Date
---------                   -----                              ----

*William M. Lyons           President and                      December 13, 2001
William M. Lyons            Principal Executive Officer

*Maryanne Roepke            Senior Vice President,             December 13, 2001
Maryanne Roepke             Treasurer and
                            Chief Accounting Officer

*James E. Stowers, Jr.      Chairman of the Board and          December 13, 2001
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           December 13, 2001
James E. Stowers III

*Thomas A. Brown            Director                           December 13, 2001
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           December 13, 2001
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           December 13, 2001
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                           December 13, 2001
D. D. (Del) Hock

*Donald H. Pratt            Director                           December 13, 2001
Donald H. Pratt

*Gale E. Sayers             Director                           December 13, 2001
Gale E. Sayers

*M. Jeannine Strandjord     Director                           December 13, 2001
M. Jeannine Strandjord

*Timothy S. Webster         Director                           December 13, 2001
Timothy S. Webster

*By /s/Janet A. Nash
    Janet A. Nash
    Attorney-in-Fact